UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                 2/8/2010
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            78
                                         ------------
Form 13F Information Table Value Total:       272,884
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
3COM CORP		      COM	        885535104      120    16000   SH       SOLE     NONE      16000
ADAMS EXPRESS CO	      COM	        006212104      165    16300   SH       SOLE     NONE      16300
ADVENT CLAYMORE CV SECS & IN  COM		00764C109     1064    68220   SH       SOLE     NONE      68220
AMERICAN EXPRESS CO	      COM	        025816109      221     5448   SH       SOLE     NONE       5448
BANCROFT FUND LTD 	      COM	        059695106     2181   145072   SH       SOLE     NONE     145072
BANK OF AMERICA CORP          COM	        060505104      572    37990   SH       SOLE     NONE      37990
BERKSHIRE HATHAWAY INC DEL    CL B	        084670207      447      136   SH       SOLE     NONE        136
BLACKROCK DEFINED OPPRTY CR   COM               09255Q105      820    68712   SH       SOLE     NONE      68712
BLACKROCK INSD MUN TERM TR    COM	        092474105     3640   348287   SH       SOLE     NONE     348287
BLACKROCK MUNIHLDNGS INS INV  COM	        09254P108     3149   242782   SH       SOLE     NONE     242782
BLACKROCK MUNIYIELD QUALITY   COM	        09254G108      148    12600   SH       SOLE     NONE      12600
BLACKROCK REAL ASSET EQUITY   COM	        09254B109      215    17000   SH       SOLE     NONE      17000
BOSTON SCIENTIFIC CORP	      COM	        101137107      126    14000   SH       SOLE     NONE      14000
CHEVRON CORP NEW 	      COM	        166764100      831    10793   SH       SOLE     NONE      10793
CITIGROUP INC 	              COM	        172967101      437   132020   SH       SOLE     NONE     132020
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106     7868   610904   SH       SOLE     NONE     610904
COHEN & STEERS QUALITY RLTY   COM	        19247L106      160    26280   SH       SOLE     NONE      26280
CVS CAREMARK CORP	      COM	        126650100      225     7000   SH       SOLE     NONE       7000
DWS GLOBAL COMMODITIES STK    COM       	23338Y100     6293   757303   SH       SOLE     NONE     757303
EATON VANCE CR OPPORTUNIT FD  COM	        278271101     3441   368055   SH       SOLE     NONE     368055
EATON VANCE DUR INCOME FD     COM	        27828H105     4706   315825   SH       SOLE     NONE     315825
ELLSWORTH FUND LTD	      COM               289074106     8635  1318272   SH       SOLE     NONE    1318272
EXXON MOBIL CORP 	      COM	        30231G102      321     4702   SH       SOLE     NONE       4702
FIRST TR/FOUR CRNRS SR FLOAT  COM	        33733U108     5223   438914   SH       SOLE     NONE     438914
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103    12566   872065   SH       SOLE     NONE     872065
INVESTMENT GRADE MUN INCOM    COM	        461368102      494    34966   SH       SOLE     NONE      34966
ISHARES TR INDEX	      BARCLYS USAGG B   464287226      644     6245   SH       SOLE     NONE       6245
ISHARES TR INDEX 	      BARCLYS 1-3 YR	464287457     9490   114395   SH       SOLE     NONE     114395
ISHARES TR INDEX	      MSCI EAFE IDX     464287465      347     6284   SH       SOLE     NONE       6284
ISHARES TR INDEX 	      MSCI EMERG MKT	464287234      309     7435   SH       SOLE     NONE       7435
ISHARES TR INDEX              S&P 100 IDX FD    464287101    15779   306682   SH       SOLE     NONE     306682
JOHN BEAN TECHNOLOGIES CORP   COM	        477839104      255    15000   SH       SOLE     NONE      15000
JOHNSON & JOHNSON             COM               478160104      365     5664   SH       SOLE     NONE       5664
JPMORGAN CHASE & CO 	      COM	        46625H100      411     9875   SH       SOLE     NONE       9875
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104    16540  3819919   SH       SOLE     NONE    3819919
LINCOLN NATL CORP IND	      COM	        534187109      278    11166   SH       SOLE     NONE      11166
LMP CAP & INCOME FD INC       COM               50208A102     13617 1315643   SH       SOLE     NONE    1315643
LOEWS CORP	              COM	        540424108     1025    28200   SH       SOLE     NONE      28200
MFS CHARTER INCOME TR	      SH BEN INT        552727109      408    44396   SH       SOLE     NONE      44396
MFS INTER INCOME TR           SH BEN INT        55273C107     7742  1155519   SH       SOLE     NONE    1155519
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108    14062  2163340   SH       SOLE     NONE    2163340
MICROSOFT CORP		      COM	        594918104      366    12000   SH       SOLE     NONE      12000
MONMOUTH REAL ESTATE INVT CO  CL A	        609720107      111    15000   SH       SOLE     NONE      15000
MORGAN STANLEY ASIA PAC FD I  COM	        61744U106      184    12556   SH       SOLE     NONE      12556
MORGAN STANLEY HIGH YIELD FD  COM	        61744M104      371    66638   SH       SOLE     NONE      66638
NEUBERGER BERMAN INTER MUNI   COM	        64124P101      338    25208   SH       SOLE     NONE      25208
NEW GERMANY FD INC	      COM	        644465106      128    10638   SH       SOLE     NONE      10638
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109    19548  1325255   SH       SOLE     NONE    1325255
NUVEEN CORE EQUITY ALPHA FUN  COM	        67090X107     1089    89176   SH       SOLE     NONE      89176
NUVEEN FLOATING RATE INCOME   COM               67072T108      540    52204   SH       SOLE     NONE      52204
NUVEEN INSD DIVID ADVANTAGE   COM               67071L106      354    24769   SH       SOLE     NONE      24769
NUVEEN INSD PREM INCOME MUN   COM	        6706D8104      142    11523   SH       SOLE     NONE      11523
NUVEEN MULT CURR ST GV INCM   COM	        67090N109      274    17800   SH       SOLE     NONE      17800
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102     8333  1083472   SH       SOLE     NONE    1083472
NUVEEN NY SELECT QUALITY MUN  COM	        670976109      305    22517   SH       SOLE     NONE      22517
NUVEEN PREM INCOME MUN FD 2   COM	        67063W102     5765   432514   SH       SOLE     NONE     432514
PFIZER INC	              COM	        717081103      424    23292   SH       SOLE     NONE      23292
PROSHARES TR                  PSHS ULSHT SP500	74347R883     3885   110852   SH       SOLE     NONE     110852
PROVIDENT ENERGY TR 	      TR UNIT	        74386K104	71    10500   SH       SOLE     NONE      10500
PUTNAM MANAGED MUN INCM TR    COM	        746823103      185    27863   SH       SOLE     NONE      27863
PUTNAM MUN OPPORTUNITES TR    SH BEN INT	746922103    10365   931233   SH       SOLE     NONE     931233
PUTNAM PREMIER INCOME TR      SH BEN INT	746853100     7426  1211445   SH       SOLE     NONE    1211445
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506     7626   133766   SH       SOLE     NONE     133766
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803    10369   452182   SH       SOLE     NONE     452182
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886      292     9400   SH       SOLE     NONE       9400
SPDR SERIES TRUST	      BRCLYS SHRT ETF	78464A425     1772    73789   SH       SOLE     NONE      73789
SUNAMERICA FCSED ALPHA GRW    COM	        867037103    11279   822658   SH       SOLE     NONE     822658
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101     3541   259042   SH       SOLE     NONE     259042
UNITED STATES OIL FUND LP     UNITS	        91232N108      314     8000   SH       SOLE     NONE       8000
VAN KAMPEN SENIOR INCOME TR   COM        	920961109       42    10000   SH       SOLE     NONE      10000
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835     3338    42473   SH       SOLE     NONE      42473
VERIZON COMMUNICATIONS INC    COM               92343V104     299      9026   SH       SOLE     NONE       9026
WAL MART STORES INC 	      COM	        931142103      257     4800   SH       SOLE     NONE       4800
WESTERN ASSET CLYM INFL OPP   COM	        95766R104      141    11700   SH       SOLE     NONE      11700
WESTERN ASSET EMRG MKT DEBT   COM	        95766A101     9057   521735   SH       SOLE     NONE     521735
WESTERN ASSET INTM MUNI FD    COM	        958435109     2184   243987   SH       SOLE     NONE     243987
ZWEIG FD 	              COM	        989834106     8458  2555351   SH       SOLE     NONE    2555351
ZWEIG TOTAL RETURN FD INC     COM	        989837109     8372  2141060   SH       SOLE     NONE    2141060
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